UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Apr. 30, 2025	Apr. 30, 2024	Oct. 31, 2024	Oct. 31, 2023
Cash Flows from Operating Activities
Net (loss) income	$ (248,350)	$ 418,887	$ 617,032	$ (4,154,482)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Depreciation expense	10,518	25,229
Depreciation expense			4,731	5,485
Stock-based compensation and service expense	16,688	32,916
Stock-based compensation and service expense			65,832	125,322
Allowance for credit losses	339,675	167,207	221,262	157,693
Loss on disposal of property and equipment	15,564		20,908	(18,296)
Changes in operating assets and liabilities:
Net decrease in accounts receivable	(118,705)	(536,668)	(863,504)	(2,208,150)
Net decrease in other accounts receivable	825,076	684,509	(100,895)	(366,964)
Due from related party	4,001	(9,439)	1,605	(7,492)
Other assets	3,792	(1,713)	4,530	(129,296)
Decrease in deferred tax assets	74,413	92,678	69,429	(129,657)
Net increase in taxes payable	3,953	5,246	(24,848)	274,787
Net increase salary payable	(256,655)	(447,331)	(1,044,731)	1,757,045
Net increase in accounts payable and other payables	(406,303)	(1,078,281)	(497,059)	1,365,683
Net Cash Provided by (Used in) Operating Activities	263,667	(646,760)	(1,525,708)	(3,328,322)
Cash Flows from Investing Activities
Purchase of property and equipment	(558)			(1,681)
Proceeds from sale of property and equipment	3,550			410,689
Net Cash Provided by Investing Activities	2,992			409,008
Cash Flows from Financing Activity
Net decrease in long-term borrowings	(37,646)	1,936,064	1,966,323	(550,015)
Net Cash (Used in) Provided by Financing Activity	(37,646)	1,936,064	1,966,323	(550,015)
Effect of Exchange Rate Changes on Cash	(227,203)	(166,986)	(186,577)	213,366
Net Change in Cash, Cash Equivalents, and Restricted Cash	1,810	1,122,318	254,038	(3,255,963)
Cash, Cash Equivalents, and Restricted Cash - beginning of the period	267,369	13,331	13,331	3,269,294
Cash, Cash Equivalents, and Restricted Cash - end of the period	269,179	1,135,649	267,369	13,331
Supplemental Disclosure of Cash Flow Information
Cash paid for interest expense	$ 48,294	$ 43,202	$ 81,089	$ 123,585